Description of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011	Jan. 28, 2014 Subsequent Event	Jan. 28, 2014 Subsequent Event Increase in number of authorized common shares	Dec. 31, 2013 Capitalized non-network internal-use software Minimum	Dec. 31, 2013 Capitalized non-network internal-use software Maximum	Dec. 31, 2011 Property Plant and Equipment by Estimated Useful Life	Dec. 31, 2013 Wireline Country
Organization And Summary Of Significant Accounting Policies [Line Items]
Number of countries outside the United States of America to which our Wireline segment provides products and services									150
Number of Reportable Segments	2
Stock options and restricted stock units outstanding to purchase shares included in diluted earnings per common share	8,000,000	9,000,000	6,000,000
Anti-dilutive shares not included in computation of diluted earnings per common share			19,000,000
Number of Common stock authorized to be issued	4,250,000,000			6,250,000,000	2,000,000,000
Number of preferred stock authorized to be issued	250,000,000
Increase in Depreciation expenses	$ 15,019	$ 14,920	$ 14,991					$ 400
Useful life for finite-lived intangible assets, years						3 years	7 years
Wireless license period	10 years
Percentage of benefit realized on ultimate settlement	50.00%